PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Depreciation	$ 220	$ 930	$ 430	$ 1,840	$ 3,590	$ 2,010
Proceeds from sale of land					$ 450